REINSURANCE (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Effects of Reinsurance [Line Items]
Reinsurance funds withheld, net	$ 5,652	$ 4,820
Embedded Derivative, Fair Value of Embedded Derivative Asset	154	(19)
Deposit Contracts, Liabilities	1,657	1,682
Policyholder Account Balance	5,652	4,487
Derivative Liability	181	190
Deposit Accounting
Effects of Reinsurance [Line Items]
Reinsurance funds withheld, net	1,603	1,656
Embedded Derivative, Fair Value of Embedded Derivative Asset	17	(15)
Deposit Contracts, Liabilities	1,657	1,682
Interest Sensitive Investment Type
Effects of Reinsurance [Line Items]
Reinsurance funds withheld, net	4,049	3,164
Embedded Derivative, Fair Value of Embedded Derivative Asset	137	(4)
Policyholder Account Balance	5,652	4,487
Derivative Liability	$ 181	$ 190